OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
6.	OTHER NON-CURRENT ASSETS
All figures in USD ‘000	2021	2020
Fixture, Furniture and Equipment	756	242
Prepaid Financing Cost	1,100	-
Other	798	1,022
Total as of December 31,	2,654	1,264